Taxation - Additional Information (Detail) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 06, 2024	Dec. 16, 2021	Jan. 01, 2018	Nov. 08, 2013	Jun. 30, 2018	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Cultural undertaking development fees, percentage of advertising revenues						3.00%	3.00%
Education surcharges rate						3.00%	3.00%
Local education surcharges rate						2.00%	2.00%
Withholding tax						¥ 839,000	$ 116	¥ (1,618,000)	¥ (1,983,000)
Income tax rate						25.00%	25.00%	25.00%	25.00%			25.00%
Taxable profit						¥ (59,734,000)		¥ (68,577,000)	¥ (188,389,000)
Net operating losses carry forwards, period			10 years
Qualified research and development expense claim percentage						200.00%	200.00%
Additional qualified research and development expense claim percentage						100.00%	100.00%
Withholding income tax rate on dividends distributed by a foreign-invested entity						10.00%	10.00%
Net operating losses carry forwards						¥ 463,400,000
uncertain tax position								6,666,000	6,680,000
uncertain tax position including interest								2,432,000	2,447,000
Minimum
Income Taxes [Line Items]
Urban construction tax rate						1.00%	1.00%
Maximum
Income Taxes [Line Items]
Urban construction tax rate						7.00%	7.00%
Earliest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year						2025	2025
Latest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year						2034	2034
Hangzhou Shiqu Information and Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit						¥ 0			0	¥ 0
Net operating losses carry forwards, period					10 years
Hangzhou Shiqu Information and Technology Co., Ltd. | Software Enterprises
Income Taxes [Line Items]
Preferential tax rate				12.50%
CIT exemption for tax holiday				2 years
Preferential tax rate period				3 years
Meilishuo (Beijing) Network Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit									0	0	¥ 0
Other Subsidiaries
Income Taxes [Line Items]
Income tax rate						25.00%	25.00%
Hangzhou Juandou Network Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit						¥ 0		¥ 0	0
Net operating losses carry forwards, period					10 years
Hangzhou Juandou Network Technology Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate											15.00%	15.00%	15.00%
Hangzhou Juangua Network Co., Ltd.
Income Taxes [Line Items]
Taxable profit									¥ 0	¥ 0	¥ 0
Net operating losses carry forwards, period					10 years
Hangzhou Juangua Network Co., Ltd. | Software Enterprises
Income Taxes [Line Items]
Preferential tax rate				12.50%
CIT exemption for tax holiday				2 years
Preferential tax rate period				3 years
Lishui Juanfu and Ruisha Technology | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate									15.00%	15.00%	15.00%
Preferential tax rate period		3 years
Net operating losses carry forwards, period			5 years
Ruisha Technology | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period	3 years
Technology services, marketing services, commissions, financing solutions and other services
Income Taxes [Line Items]
VAT rate						6.00%	6.00%	6.00%	6.00%
Online Direct Sales
Income Taxes [Line Items]
VAT rate								13.00%
Small Scale Taxpayers
Income Taxes [Line Items]
VAT rate						3.00%	3.00%	3.00%	3.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax						¥ 0		¥ 0	¥ 0
Hong Kong | Taxable Profit First Two Million Hongkong Dollar
Income Taxes [Line Items]
Income tax rate						8.25%	8.25%
Hong Kong | Taxable Profit Above Two Million Hongkong Dollar
Income Taxes [Line Items]
Income tax rate						16.50%	16.50%
Hong Kong | Minimum
Income Taxes [Line Items]
Foreign investor ownership threshold, subject to withholding tax						25.00%	25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate on dividends distributed by a foreign-invested entity						5.00%	5.00%